Stockholders' Equity (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock-based compensation expense			$ 792,600	$ 694,287	$ 1,579,921	$ 353,120
Cost of revenue [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock-based compensation expense	$ 651	$ 1,124	1,341	2,240	4,302	117,147
Sales and marketing expense [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock-based compensation expense	971	307	2,221	575	1,784
Product development expense [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock-based compensation expense	12,873	29,151	19,260	33,231	166,783
General and administrative expense [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock-based compensation expense	203,518	168,629	399,030	287,493	665,556	50,599
Total stock compensation expense [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock-based compensation expense	$ 218,013	$ 199,211	$ 421,852	$ 323,539	$ 838,425	$ 167,746